Segment reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segement reporting	Segment reporting
In 2024, the Group adopted ASU 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (Topic 280) requiring that segment reporting be disclosed by companies with a single reportable segment. The Group adopted this ASU on a retrospective basis as of December 31, 2024. Prior to the adoption of the ASU, segment reporting disclosures were not required for companies with a single reportable segment. The adoption of the ASU had no effect on the Group’s financial condition or results of operations.
The Group is comprised of a single reportable segment organized around automotive technology and connectivity services. for smart vehicles. The Group generates revenues from its technology products and services using its capabilities in delivering turnkey solutions for next-generation smart vehicles, system on a chip, central computing platforms and software. The Group derives its revenue primarily in PRC and manages its activities on a consolidated basis.
The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s chief executive officer does not segregate the Group’s business by product or service.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical information is presented.
The CODM evaluates performance for its single reportable segment based on total revenues, gross profit, operating expenses excluding share-based compensation expense and loss from operation.
The following table presents financial information with respect to the Group’s single reportable segment:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenues	3,561,994	4,699,673	5,561,266
Total cost of revenues	(2,568,115)	(3,426,967)	(4,407,076)
Gross profit	993,879	1,272,706	1,154,190
Operating expenses excluding share-based compensation expense[1]	(1,896,449)	(2,016,423)	(1,899,479)
Share-based compensation expense	(725,651)	(174,025)	(136,950)
Total operating expenses	(2,622,100)	(2,190,448)	(2,036,429)
Loss from operation	(1,628,221)	(917,742)	(882,239)
Interest income	13,820	30,503	22,178
Interest expense	(44,543)	(79,309)	(133,761)
(Loss)/gain from equity method investments	(71,928)	(43,065)	40,329
Other non-operating income (expenses), net	152,791	(9,525)	(34,895)
Loss before income taxes	(1,578,081)	(1,019,138)	(988,388)
Income tax (expense) benefit	(29,065)	3,643	(1,482)
Net loss	(1,607,146)	(1,015,495)	(989,870)
[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depends on factors such as volatility not reflective of the Group’s operating performance.
Major Customer
Revenues from a group of customer entities under common control in the segment represented RMB2,382,308, RMB3,805,289, RMB4,843,519, or 66.9%, 81.0% and 87.1% for the years ended December 31, 2022, 2023 and 2024, respectively.